Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Goodwill (note 8)	$ 2,426,000	$ 8,059,000
Intangible assets	2,545,000	11,625,000
Accumulated amortization	13,100,000	10,900,000
Amortization of intangible assets	2,200,000	2,900,000	$ 3,300,000
2020	600,000
2021	500,000
2022	400,000
2023	400,000
2024	300,000
Amortization expense, thereafter	300,000
Intangible Assets, Net (Excluding Goodwill)	2,545,000	11,625,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	2,545,000	9,724,000
Accumulated amortization	$ 700,000	8,200,000
Useful life	10 years
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 0	1,901,000
Accumulated amortization	$ 0	2,700,000
Useful life	7 years 7 months 6 days
LNG Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill (note 8)	$ 1.00
Ship-to-ship Support Vessel [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill (note 8)	0.91
Operating Segments | Tankers [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill (note 8)	1,900,000	$ 1,900,000
Ship To Ship Transfer [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill (note 8)	5,600,000
Intangible Assets, Net (Excluding Goodwill)	$ 6,900,000